Cover Page Document	Oct. 04, 2024
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 04, 2024
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Entity Registrant Name	AMERICAN COASTAL INSURANCE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35761
Entity Tax Identification Number	75-3241967
Entity Address, Address Line One	570 Carillon Parkway, Suite 100
Entity Address, Postal Zip Code	33716
Entity Address, City or Town	Saint Petersburg,
Entity Address, State or Province	FL
City Area Code	(727)
Local Phone Number	633-0851
Trading Symbol	ACIC
Security Exchange Name	NASDAQ
Entity Central Index Key	0001401521